RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Related Party Transactions) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Sale of goods		$ 40,171,544	$ 53,538	$ 2,898,698
Jinko and its subsidiaries [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Sale of goods	[1]	40,171,544	53,538	2,898,698
Purchase of raw materials	[1]			90,409
Zhejiang Yaohui [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Purchase of raw materials	[2]	2,280,835	4,581,029	5,759,079
Zhejiang Yuhuan [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Rental payment	[3]	15,361	5,236	3,246
Rental expense	[3]	62,349	67,566	70,107
Champion era enterprises limited [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Proceed from loan	[4]		3,000,000	4,000,000
Repayment	[4]		$ 7,000,000

[1]	The brothers of Mr. Xianshou Li are the founders and current shareholders of Jinko Solar Co., Ltd. (“Jinko and its subsidiaries”)
[2]	The brother of HR VP and shareholder of ReneSola Ltd is the director of Zhejiang Yaohui Photovoltaic Co., Ltd. (“Zhejiang Yaohui”)
[3]	Zhejiang Yuhuan Solar Energy Source Co., Ltd. (“Zhejiang Yuhuan”) is controlled by Xianshou Li, Chief Executive Officer.
[4]	Champion era enterprises Ltd. is controlled by Xianshou Li. The annualized interest rate of the loan is 5%, and the maturity of the loans are three months for the loans during the years ended December 31, 2015.